Income Taxes (Schedule of Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current, federal	$ (86,478)	$ 18,369	$ (308,909)
Current, state	(6,462)	9,501	(5,600)
Current, international	(1,224)	22,851	16,722
Total current income tax	(94,164)	50,721	(297,787)
Deferred, federal	(124,682)	(661,484)	(779,757)
Deferred, state	(3,225)	(239)	(70,221)
Deferred, international	(28,222)	(83,619)	(9,376)
Total deferred income tax	(156,129)	(745,342)	(859,354)
Excess tax benefits of stock compensation exercised	0	(5,463)	19,676
Valuation allowance	0	0	0
INCOME TAX	$ (250,293)	$ (700,084)	$ (1,137,465)